BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 18.6%
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)(c)
........ USD 1,472 $ 1,472,408
Ajax Mortgage Loan Trust
(c)
:
Series 2018-A, Class B, 0.00%, 04/25/58 68 35,737
Series 2019-B, Class A, 3.75%, 01/25/59
(d)
1,900 1,931,486
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
2,247 2,247,080
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 232,591
Series 2020-A, Class C, 0.00%, 12/25/59
(b)
562 352,355
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
2,269 2,265,226
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 150,307
Series 2020-C, Class C, 0.00%, 09/27/60 509 434,637
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
2,192 2,188,793
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 210,429
Series 2020-D, Class C, 0.00%, 06/25/60 539 446,099
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.12%, 05/28/39
(c)(d)
... 2,738 2,545,061
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.39%, 10/25/36 .. 1,200 1,105,767
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.27%, 03/25/37 .. 561 528,891
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.18%,
03/15/28
(c)(d)
.................... 634 631,960
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 0.63%, 02/25/37
(d)
.......... 1,627 1,339,448
Countrywide Asset-Backed Certificates
(d)
:
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.86%, 05/25/32 ... 1,931 1,924,575
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.36%, 05/25/47 ... 1,900 1,463,362
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.31%, 11/25/47 ... 1,027 947,775
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.47%, 07/25/37
(c)(d)
2,012 1,617,115
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.43%, 03/25/37
(d)
.......... 1,469 1,315,901
CWABS, Inc. Asset-Backed Certificates Trust
(d)
:
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 1.03%, 11/25/34 ... 12 11,686
Series 2004-6, Class 2A5, (LIBOR USD 1
Month + 0.78%), 0.91%, 11/25/34 ... 446 428,166
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.42%, 08/15/30
(c)(d)
......... 1,000 999,998
Finance of America HECM Buyout, Series
2020-HB1, Class M4, 4.05%, 02/25/30
(b)(c)(d)
1,500 1,481,250
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
0.49%, 03/25/36
(d)
................ 119 55,499
GSAMP Trust, Series 2006-HE5, Class M1,
(LIBOR USD 1 Month + 0.30%), 0.43%,
08/25/36
(d)
..................... 1,791 1,526,054
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)(d)
.... 2,261 2,267,884
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(b)
.......... 187 186,859
Long Beach Mortgage Loan Trust
(d)
:
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 0.73%, 02/25/36 ... 778 709,778
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.29%, 08/25/36 ... 1,921 1,026,983
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.24%, 11/25/36 .... USD 9 $ 3,857
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 0.43%, 07/25/36
(d)
.... 489 263,098
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(c)
.......... 66 69,735
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,379 1,358,544
Progress Residential Trust
(c)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 .................... 417 422,806
Series 2018-SFR3, Class G, 5.62%,
10/17/35 .................... 1,500 1,524,596
Series 2019-SFR1, Class G, 5.31%,
08/17/35 .................... 1,500 1,479,138
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,471,914
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 2,004,772
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,755,625
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.48%),
0.61%, 11/25/36
(d)
................ 1,184 961,471
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.36%,
01/25/37
(c)(d)
.................... 1,489 1,038,306
Towd Point Mortgage Trust, Series 2019-SJ2,
Class A2, 4.25%, 11/25/58
(c)(d)
........ 2,000 2,037,963
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(c)
.......... 1,050 1,123,362
Total Asset-Backed Securities — 18.6%
(Cost: $49,742,801) .............................. 51,596,347
Non-Agency Mortgage-Backed Securities — 35.7%
Collateralized Mortgage Obligations — 17.1%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 818
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 0.47%, 02/25/37
(d)
. 1,762 744,087
Series 2006-OC11, Class 2A2A, (LIBOR
USD 1 Month + 0.17%), 0.30%,
01/25/37
(d)
................... 33 40,319
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.91%, 10/25/35
(d)
........ 128 129,692
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.10%, 07/26/37
(c)(d)
............... 2,067 1,964,416
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
0.45%, 01/25/47
(d)
................ 868 792,322
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)(d)
.............. 900 899,100
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 2,108 1,243,886
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 47 46,801
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(c)(d)
........ 2,396 2,433,623
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 844 858,297

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(c)
..................... USD 1,274 $ 1,392,557
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 ......... —
(e)
111
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA5, Class B1, (SOFR + 4.80%),
4.88%, 10/25/50
(c)(d)
............... 2,500 2,610,206
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2020-
DNA4, Class B1, (LIBOR USD 1 Month +
6.00%), 6.13%, 08/25/50
(c)(d)
......... 1,000 1,069,961
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 799 800,403
Homeward Opportunities Fund I Trust
(c)(d)
:
Series 2019-2, Class B1, 4.09%, 09/25/59 2,477 2,503,998
Series 2020-2, Class B1, 5.45%, 05/25/65 1,000 1,048,017
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,719,148
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.12%), 0.25%, 07/25/36
(d)
......... 894 837,314
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 0.95%), 1.08%,
09/25/47
(d)
..................... 1,873 1,919,876
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.92%, 11/25/59
(c)(d)
2,500 1,904,841
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 0.68%,
01/25/37
(d)
..................... 1,510 1,092,412
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.53%, 09/25/35
(c)(d)
......... 259 227,220
Residential Asset Securitization Trust
(d)
:
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 0.68%, 07/25/36 .. 2,621 290,697
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.38%, 07/25/36 .. 572 51,703
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 52.96%, 07/25/36 460 1,283,255
RFMSI Trust, Series 2007-SA2, Class 3A,
5.26%, 04/25/37
(d)
................ 4,329 1,736,397
RMF Buyout Issuance Trust, Series 2020-1,
Class M4, 4.19%, 02/25/30
(b)(c)(d)
....... 1,600 1,558,112
Seasoned Credit Risk Transfer Trust, Series
2018-4, Class MA, 3.50%, 03/25/58 .... 843 904,883
Seasoned Loans Structured Transaction Trust
(c)
(d)
:
Series 2020-2, Class M1, 4.75%, 09/25/60 3,000 3,145,358
Series 2020-3, Class M1, 4.75%, 04/26/60
(b)
2,500 2,534,000
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(c)(d)
... 2,764 2,625,800
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(c)
............. 1,500 1,514,894
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(c)(d)
........ 1,100 1,147,134
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Cost of
Funds for the 11th District of San Francisco
+ 1.25%), 1.72%, 06/25/47
(d)
......... 2,692 2,370,783
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-2, Class 2CB, 6.50%, 03/25/36 967 760,610
Series 2007-5, Class A3, 7.00%, 06/25/37 266 184,890
47,387,941
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 17.2%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(c)
USD 370 $ 414,542
225 Liberty Street Trust, Series 2016-225L,
Class E, 4.65%, 02/10/36
(c)(d)
......... 151 159,945
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.25%, 09/15/34
(c)(d)
......... 560 553,702
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.18%, 12/15/36
(c)(d)
............... 205 155,460
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.83%, 09/15/34
(c)(d)
... 160 156,788
Bayview Commercial Asset Trust
(c)(d)
:
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.43%, 10/25/36 ... 1,332 1,262,498
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.23%), 0.36%, 12/25/36 ... 1,022 962,219
BBCMS Mortgage Trust, Series 2020-C7, Class
D, 3.61%, 04/15/53
(c)(d)
............. 500 505,647
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 3.54%,
02/15/53
(d)
................... 159 170,957
Series 2020-B16, Class D, 2.50%,
02/15/53
(c)
................... 206 188,385
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.83%, 10/15/35
(c)(d)
685 695,274
BX Commercial Mortgage Trust
(c)(d)
:
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.13%, 11/15/35 ... 718 718,623
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.58%, 10/15/36 ... 1,329 1,331,438
Series 2020-BXLP, Class A, (LIBOR USD 1
Month + 0.80%), 0.93%, 12/15/36 ... 614 615,775
Series 2020-BXLP, Class F, (LIBOR USD 1
Month + 2.00%), 2.13%, 12/15/36 ... 554 554,840
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.73%, 11/15/32 ... 700 703,947
Series 2020-VIV2, Class C, 3.54%, 03/09/44 230 245,052
BX Trust
(c)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,553,220
Series 2019-OC11, Class E, 4.08%,
12/09/41
(d)
................... 698 724,226
CD Mortgage Trust, Series 2006-CD3, Class
AM, 5.65%, 10/15/48 .............. 1,129 1,159,597
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(c)
..................... 336 339,280
Citigroup Commercial Mortgage Trust
(d)
:
Series 2018-C5, Class AS, 4.41%, 06/10/51 500 590,219
Series 2019-PRM, Class E, 4.73%,
05/10/36
(c)
................... 100 102,835
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A, 2.78%, 11/10/31
(c)(d)
400 418,489
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 376,964
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 607 657,230
Series 2015-CR26, Class ASB, 3.37%,
10/10/48 .................... 370 394,321
Series 2017-PANW, Class A, 3.24%,
10/10/29
(c)
................... 1,580 1,656,324
Credit Suisse Mortgage Capital Certificates
(c)(d)
:
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.28%, 10/15/37 ... 600 606,749

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-NET, Class E, 3.70%, 08/15/37 USD 750 $ 758,344
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%,
11/15/51
(d)
................... 600 712,793
Series 2019-C16, Class C, 4.24%,
06/15/52
(d)
................... 511 538,700
Series 2019-C17, Class C, 3.93%, 09/15/52 392 416,425
Series 2020-C19, Class B, 3.48%,
03/15/53
(d)
................... 365 393,418
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(c)
..... 335 385,530
GS Mortgage Securities Corp. Trust, Series
2019-SOHO, Class A, (LIBOR USD 1 Month
+ 0.90%), 1.03%, 06/15/36
(c)(d)
........ 715 715,896
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 31,356
GSCG Trust, Series 2019-600C, Class F,
3.99%, 09/06/34
(c)(d)
............... 300 287,867
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(c)(d)
.... 208 225,384
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(c)(d)
............... 1,250 1,287,445
JPMorgan Chase Commercial Mortgage
Securities Corp.
(c)
:
Series 2017-FL10, Class E, (LIBOR USD 1
Month + 3.90%), 4.03%, 06/15/32
(d)
.. 275 273,138
Series 2018-AON, Class A, 4.13%, 07/05/31 610 657,061
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 391 426,366
Series 2016-NINE, Class A, 2.85%,
09/06/38
(c)(d)
.................. 640 694,008
Series 2020-MKST, Class E, (LIBOR USD 1
Month + 2.25%), 2.38%, 12/15/36
(c)(d)
. 320 300,894
LCCM Mortgage Trust
(c)
:
Series 2014-909, Class A, 3.39%, 05/15/31 620 620,037
Series 2014-909, Class D, 3.90%,
05/15/31
(d)
................... 687 686,159
MFT Trust
(c)(d)
:
Series 2020-ABC, Class C, 3.48%, 02/10/42 292 293,213
Series 2020-ABC, Class D, 3.48%, 02/10/42 170 163,101
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,234,120
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%,
09/09/32
(c)
................... 595 648,832
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.08%, 11/15/34
(c)(d)
. 675 675,213
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 555 460,650
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 2,160,276
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.03%, 07/15/35
(c)(d)
. 595 594,801
Series 2020-L4, Class D, 2.50%, 02/15/53
(c)
506 465,786
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.08%, 06/15/35
(c)(d)
... 177 174,490
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(c)
.............. 1,072 1,139,152
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.03%, 08/10/49
(c)
(d)
........................... 700 723,240
USDC, Series 2018, Class E, 4.49%,
05/13/38
(c)(d)
.................... 335 291,396
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(c)(d)
.................... USD 1,448 $ 1,452,869
Velocity Commercial Capital Loan Trust
(c)(d)
:
Series 2019-3, Class M4, 3.68%, 10/25/49 2,031 1,994,460
Series 2020-1, Class M4, 3.54%, 02/25/50 994 968,279
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48 670 753,146
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(d)
................... 650 716,735
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(d)
................... 625 720,981
Series 2016-NXS5, Class C, 4.99%,
01/15/59
(d)
................... 238 264,900
Series 2018-1745, Class A, 3.75%,
06/15/36
(c)(d)
.................. 1,990 2,247,480
Series 2019-C52, Class C, 3.56%, 08/15/52 520 544,332
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 675 713,749
Series 2014-C22, Class C, 3.76%,
09/15/57
(d)
................... 63 66,172
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 865 925,679
47,778,419
Interest Only Collateralized Mortgage Obligations — 0.5%
(d)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
6.47%, 02/25/37 ................. 881 215,621
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
6.57%, 05/25/37 ................. 4,898 1,279,628
1,495,249
Interest Only Commercial Mortgage-Backed Securities — 0.9%
(d)
BANK, Series 2017-BNK9, Class XA, 0.80%,
11/15/54
(b)
..................... 4,281 187,518
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%, 04/15/53 3,030 337,554
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 85,809
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.53%, 03/15/53
(b)
................ 15,395 634,161
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)(c)
. 3,975 278,648
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.56%,
11/15/51 .................... 1,292 44,365
Series 2019-C16, Class XA, 1.57%,
06/15/52 .................... 3,959 409,414
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 3,295 327,398
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.21%,
11/15/50 ....................... 3,808 235,150
2,540,017
Total Non-Agency Mortgage-Backed Securities — 35.7%
(Cost: $97,065,510) .............................. 99,201,626

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities — 80.7%
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.:
Series 4161, Class BW, 2.50%, 02/15/43 . USD 200 $ 215,500
Series 4398, Class ZX, 4.00%, 09/15/54 . 321 390,009
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1, (SOFR
+ 4.00%), 4.08%, 11/25/50
(c)(d)
........ 1,000 1,038,404
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.48%, 12/15/29
(d)
4 3,556
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40 451 475,574
Series 2010-141, Class LZ, 4.50%, 12/25/40 488 544,583
Series 2011-8, Class ZA, 4.00%, 02/25/41 671 713,745
Series 2011-131, Class LZ, 4.50%, 12/25/41 326 373,936
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 401 446,763
Series 2018-21, Class CA, 3.50%, 04/25/45 532 549,732
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.08%, 05/25/48
(d)
................ 338 376,435
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39 76 86,164
Series 2016-123, Class LM,
3.00%, 09/20/46
(b)
.............. 200 218,381
Series 2019-5, Class P, 3.50%, 07/20/48 . 498 527,137
Series 2019-29, Class HY, 3.50%, 03/20/49 100 113,825
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(d)
............. 312 366,110
6,439,854
Commercial Mortgage-Backed Securities — 6.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series K087, Class A2, 3.77%, 12/25/28 . 1,132 1,348,969
Series K091, Class A2, 3.51%, 03/25/29 . 913 1,069,406
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(d)
:
Series K081, Class A2, 3.90%, 08/25/28 . 2,750 3,287,254
Series K082, Class A2, 3.92%, 09/25/28 . 2,750 3,295,160
Series K084, Class A2, 3.78%, 10/25/28 . 1,225 1,450,375
Series W5FX, Class AFX, 3.34%, 04/25/28 559 619,462
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(d)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 855 908,562
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 647 692,455
Series 2020-K737, Class B,
3.30%, 01/25/53
(c)
.............. 333 359,053
Federal National Mortgage Association, Series
2020-M1, Class A2, 2.44%, 10/25/29 ... 1,415 1,556,252
Federal National Mortgage Association ACES
Variable Rate Notes
(d)
:
Series 2018-M4, Class A2, 3.05%, 03/25/28 575 650,919
Series 2018-M14, Class A2,
3.58%, 08/25/28 ............... 1,320 1,547,435
Series 2019-M1, Class A2, 3.55%, 09/25/28 437 514,346
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35 . 86 93,452
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-53, Class V, 2.75%, 08/16/31 USD 220 $ 235,053
17,628,153
Interest Only Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 . 225 18,106
Series 4533, Class JI, 5.00%, 12/15/45 .. 231 41,760
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(d)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.02%, 10/15/42 ... 1,242 231,748
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.97%, 07/25/49 ... 893 155,360
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.82%, 12/25/49 ... 880 148,747
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 756 59,196
Series 2014-68, Class YI, 4.50%, 11/25/44 378 56,584
Series 2015-74, Class IA, 6.00%, 10/25/45
(b)
1,574 345,920
Series 2015-77, 6.00%, 10/25/45
(b)
..... 1,844 407,122
Series 2017-68, Class IE, 4.50%, 09/25/47 1,228 162,458
Federal National Mortgage Association Variable
Rate Notes
(d)
:
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.97%, 09/25/46 ... 1,650 316,747
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.97%, 05/25/39 ... 2,112 410,942
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.02%, 09/25/47 ... 1,081 248,478
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.97%, 03/25/49 ... 1,330 251,485
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.92%, 06/25/49 ... 5,045 1,095,539
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.97%, 07/25/49 ... 665 117,893
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 986 150,542
Series 2017-144, Class DI, 4.50%, 09/20/47 697 108,897
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.07%, 07/20/47
(d)
................ 812 164,564
4,492,088
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(c)
63,042 32,555
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(d)
:
Series K110, Class X1, 1.70%, 04/25/30 . 5,343 709,504
Series K722, Class X1, 1.31%, 03/25/23 . 3,671 75,030
Government National Mortgage Association
Variable Rate Notes
(d)
:
Series 2013-63, 0.77%, 09/16/51 ...... 12,855 383,061
Series 2016-45, 0.94%, 02/16/58 ...... 3,440 182,428
Series 2016-151, 1.04%, 06/16/58 ..... 17,232 1,090,904
Series 2017-53, 0.66%, 11/16/56 ...... 6,791 315,105
Series 2017-64, 0.77%, 11/16/57 ...... 3,866 211,445
Series 2020-43, 1.27%, 11/16/61 ...... 3,139 283,726
3,283,758
Mortgage-Backed Securities — 69.2%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 1,070 1,146,718
3.00%, 09/01/27 - 12/01/46 .......... 2,252 2,433,221
3.50%, 12/01/41 - 01/01/48 .......... 1,885 2,089,402

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/40 - 12/01/45 .......... USD 684 $ 756,809
4.50%, 07/01/26 - 09/01/48 .......... 970 1,080,943
5.00%, 05/01/35 - 02/01/42 .......... 1,102 1,271,505
5.50%, 02/01/35 - 06/01/41 .......... 578 676,534
6.00%, 08/01/28 - 11/01/39 .......... 24 28,469
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 630 683,892
4.00%, 01/01/41 ................. 55 59,588
6.00%, 07/01/39 ................. 430 495,066
Federal National Mortgage Association Variable
Rate Notes
(d)
:
3.09%, 09/01/27 ................. 186 206,948
3.16%, 03/01/27 ................. 664 737,523
Government National Mortgage Association:
2.00%, 02/15/51
(f)
................ 10,876 11,295,746
2.50%, 02/15/51
(f)
................ 9,721 10,228,928
3.00%, 02/15/45 - 12/20/46 .......... 1,808 1,928,540
3.00%, 02/15/51 - 03/15/51
(f)
......... 6,183 6,482,526
3.50%, 01/15/42 - 10/20/46 .......... 4,853 5,253,112
3.50%, 02/15/51 - 03/15/51
(f)
......... 2,994 3,169,539
4.00%, 04/20/39 - 01/15/48 .......... 2,100 2,306,433
4.00%, 02/15/51
(f)
................ 950 1,015,702
4.50%, 09/20/39 - 04/20/47 .......... 2,953 3,294,460
5.00%, 12/15/34 - 07/20/44 .......... 1,823 2,085,936
5.50%, 07/15/38 - 12/20/41 .......... 602 700,988
6.50%, 10/15/38 - 02/20/41 .......... 216 253,631
Uniform Mortgage-Backed Securities:
1.50%, 01/01/36
(g)
................ 3,975 4,077,991
1.50%, 02/25/36 - 02/25/51
(f)
......... 12,530 12,587,682
2.00%, 10/01/31 - 02/01/36 .......... 8,874 9,280,879
2.00%, 02/25/36 - 03/25/51
(f)
......... 11,589 12,007,326
2.50%, 04/01/30 - 01/01/51 .......... 4,502 4,802,962
2.50%, 02/25/51 - 03/25/51
(f)
......... 19,485 20,524,242
3.00%, 04/01/28 - 09/01/50 .......... 14,923 15,926,093
3.00%, 02/25/36 - 02/25/51
(f)
......... 574 605,294
3.50%, 11/01/27 - 03/01/50 .......... 10,667 11,709,213
3.50%, 02/25/51 - 03/25/51
(f)
......... 5,876 6,248,122
4.00%, 08/01/31 - 05/01/49 .......... 5,161 5,712,746
4.00%, 02/25/51 - 03/25/51
(f)
......... 19,040 20,421,489
4.50%, 07/01/24 - 07/01/48 .......... 3,471 3,881,204
4.50%, 02/25/51
(f)
................ 528 573,540
5.00%, 01/01/23 - 06/01/39 .......... 1,797 2,062,196
5.50%, 06/01/24 - 03/01/40 .......... 813 945,860
6.00%, 12/01/32 - 09/01/40 .......... 594 714,030
6.50%, 09/01/36 - 05/01/40 .......... 166 193,395
191,956,423
Total U.S. Government Sponsored Agency Securities — 80.7%
(Cost: $220,293,442) ............................. 223,800,276
Total Long-Term Investments — 135.0%
(Cost: $367,101,753) ............................. 374,598,249
Security
Shares
Shares Value
Short-Term Securities — 5.2%
Money Market Funds — 0.9%
(h)
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.01% .......... 1,842,046 $ 1,842,046
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 722,078 722,078
Total Money Market Funds — 0.9%
(Cost: $2,564,124) .............................. 2,564,124
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 4.3%
U.S. Treasury Bills
( i )
:
0.08%, 02/18/21 ................. USD 1,455 $ 1,454,974
0.09%, 02/25/21 ................. 4,173 4,172,875
0.08%, 03/02/21 ................. 789 788,965
0.08%, 03/04/21 ................. 3,772 3,771,838
0.06%, 03/11/21 ................. 1,664 1,663,925
Total U.S. Treasury Obligations — 4.3%
(Cost: $11,852,309) .............................. 11,852,577
Total Short-Term Securities — 5.2%
(Cost: $14,416,433) .............................. 14,416,701
Total Options Purchased — 0.1%
(Cost: $80,997) ................................ 138,662
Total Investments Before Options Written and TBA Sale
Commitments — 140.3%
(Cost: $381,599,183 ) ............................. 389,153,612
Total Options Written — (0.0)%
(Premium Received — $30,659) ..................... (30,516)
TBA Sale Commitments — (38.7)%
(f)
Mortgage-Backed Securities — (38.7)%
Government National Mortgage Association:
2.00% ,  02/15/51 ................. 9,104 (9,455,358)
2.50% ,  02/15/51 ................. 144 (151,532)
3.00% ,  02/15/51 ................. 879 (921,646)
3.50% ,  02/15/51 ................. 1,847 (1,954,645)
4.00% ,  02/15/51 ................. 89 (95,155)
4.50% ,  02/15/51 ................. 1,473 (1,586,812)
5.00% ,  02/15/51 ................. 871 (949,407)
Uniform Mortgage-Backed Securities:
2.50% ,  02/25/36 - 03/25/51 .......... 15,403 (16,222,050)
3.00% ,  02/25/36 - 03/25/51 .......... 21,590 (22,712,193)
3.50% ,  02/25/36 - 02/25/51 .......... 5,100 (5,425,055)
4.00% ,  02/25/36 - 02/25/51 .......... 7,501 (8,039,154)
2.00% ,  03/25/36 - 02/25/51 .......... 9,362 (9,752,563)
1.50% ,  02/25/51 - 03/25/51 .......... 27,575 (27,680,059)
4.50% ,  02/25/51 ................. 1,810 (1,966,112)
5.00% ,  02/25/51 ................. 367 (406,058)
Total TBA Sale Commitments — (38.7)%
(Proceeds: $107,118,864) ......................... (107,317,799)
Total Investments Net of Options Written and TBA Sale
Commitments — 101.6%
(Cost: $274,449,660 ) ............................. 281,805,297
Liabilities in Excess of Other Assets — (1.6)% ............ (4,347,331)
Net Assets — 100.0% .............................. $ 277,457,966
(a)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Amount is less than 500.
(f)
Represents or includes a TBA transaction.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 17 03/22/21 $ 2,873 $ (49,139)
U.S. Treasury 2 Year Note .................................................... 275 03/31/21 60,773 62,596
U.S. Treasury 5 Year Note .................................................... 154 03/31/21 19,393 6,731
20,188
Short Contracts
90-day Eurodollar ......................................................... 8 03/15/21 1,997 (3,548)
U.S. Treasury 10 Year Note ................................................... 31 03/22/21 4,250 6,254
U.S. Treasury 10 Year Ultra Note ............................................... 12 03/22/21 1,848 18,650
90-day Eurodollar ......................................................... 8 06/14/21 1,997 (4,256)
90-day Eurodollar ......................................................... 8 09/13/21 1,997 (2,025)
90-day Eurodollar ......................................................... 8 12/13/21 1,996 (5,174)
90-day Eurodollar ......................................................... 4 03/14/22 998 (1,755)
90-day Eurodollar ......................................................... 4 06/13/22 998 (956)
90-day Eurodollar ......................................................... 4 09/19/22 998 (456)
90-day Eurodollar ......................................................... 4 12/19/22 997 (653)
6,081
$ 26,269
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/28/21 1.15 % USD 3,500 $ 53,387
10-Year Interest Rate Swap
(a)
1.50% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 1.50 USD 4,900 85,275
$ 138,662
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 126 02/19/21 USD 125.75 USD 12,600 $ (30,516)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/15/21 USD 900 $ (13,565) $ — $ (13,565)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 (112,106) — (112,106)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (29,775) — (29,775)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (47,300) — (47,300)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 133,913 — 133,913
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 76,226 — 76,226
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (34,261) — (34,261)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 (72,291) — (72,291)

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 $ 169,480 $ — $ 169,480
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (109,228) — (109,228)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 43,005 — 43,005
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 39 — 39
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (19) — (19)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 1,061 — 1,061
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (929) — (929)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 (151,742) — (151,742)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 (111,466) — (111,466)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 1,553 — 1,553
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (1,476) — (1,476)
$ (258,881) $ — $ (258,881)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 370,941 $ 312,080 $ 58,861
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 NR USD 3,100 $ (370,941) $ (341,567) $ (29,374)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,790 (214,189) (77,979) (136,210)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (111,881) (245,027) 133,146
$ (697,011) $ (664,573) $ (32,438)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.07
3 month LIBOR ....................................... London Interbank Offered Rate 0.20

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 45,835,591 $ 5,760,756 $ 51,596,347
Non-Agency Mortgage-Backed Securities ........................ — 90,023,637 9,177,989 99,201,626
U.S. Government Sponsored Agency Securities .................... — 222,828,853 971,423 223,800,276
Short-Term Securities:
Money Market Funds ...................................... 2,564,124 — — 2,564,124
U.S. Treasury Obligations ................................... — 11,852,577 — 11,852,577
Options Purchased:
Interest rate contracts ...................................... — 138,662 — 138,662
Liabilities:
Investments:
TBA Sale Commitments .................................... — (107,317,799) — (107,317,799)
$ 2,564,124 $ 263,361,521 $ 15,910,168 $ 281,835,813
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 192,007 $ — $ 192,007
Interest rate contracts ....................................... 94,231 425,277 — 519,508
Liabilities:
Credit contracts ........................................... — (165,584) — (165,584)
Interest rate contracts ....................................... (98,478) (684,158) — (782,636)
$ (4,247) $ (232,458) $ — $ (236,705)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments:
Assets:
Opening balance, as of April 30, 2020 ............................................................... $ 4,818,596 $ 1,406,368 $ — $ 6,224,964
Transfers into level 3 ......................................................................... — 1,095,524 1,036,189 2,131,713
Transfers out of level 3 ........................................................................ (2,649,500) — — (2,649,500)
Accrued discounts/premiums ..................................................................... 3,335 (70,968) (132,333) (199,966)
Net realized loss ............................................................................. (12,370) — — (12,370)
Net change in unrealized appreciation
(a)
............................................................. 126,119 442,749 67,567 636,435
Purchases ................................................................................. 4,020,479 6,304,316 — 10,324,795
Sales .................................................................................... (545,903) — — (545,903)
Closing balance, as of January 31, 2021 .............................................................
$ 5,760,756 $ 9,177,989 $ 971,423 $ 15,910,168
Net change in unrealized appreciation on investments still held at January 31, 2021
(a)
...............................
$ 126,119 $ 442,749 $ 67,567 $ 636,435
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.